Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets:
Due from related party	$ 2,348	$ 883
Due from related party, non-current	1,350	1,350
Liabilities:
Due to related party, current	80	72
Working capital advances granted to the Manager (a)
Assets:
Due from related party	2,348	883
Security deposits to Manager (a)
Assets:
Due from related party, non-current	1,350	1,350
Administrative service charges due to Manager (e)
Liabilities:
Due to related party, current	30	30
Other Partnership expenses due to Manager
Liabilities:
Due to related party, current	50	42
Dynagas Ltd.
Liabilities:
Due to related party, current	$ 80	$ 72